Net interest income - Schedule of Net Interest Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income:
Loans and advances to banks	£ 1,722	£ 2,439	£ 3,096
Loans and advances to customers	22,338	21,712	18,992
Reverse repurchase agreements	2,198	2,441	1,866
Debt securities	618	737	495
Financial assets held at amortised cost	26,876	27,329	24,449
Financial assets at fair value through other comprehensive income	1,332	1,057	851
Interest income	28,208	28,386	25,300
Interest expense:
Deposits from banks	(144)	(121)	(131)
Customer deposits	(8,205)	(9,009)	(6,045)
Repurchase agreements at amortised cost	(1,980)	(2,390)	(2,397)
Debt securities in issue	(4,030)	(3,814)	(2,595)
Lease liabilities	(27)	(30)	(28)
Subordinated liabilities	(459)	(430)	(395)
Total interest expense	(14,845)	(15,794)	(11,591)
Net interest income	13,363	12,592	13,709
Finance leases
Interest income:
Interest income	£ 1,200	£ 1,089	£ 885